UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York           November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $289,178
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                            Name
--------------------                            ----
28-XXXX                                         SLS Offshore Fund, Ltd.

SLS Management, LLC
FORM 13F
30-Sep-03

PORTFOLIO APPRAISAL
            Column 1      Column 2    Column 3   Column 4           Column 5            Column 6            Column 7     Column 8


                          Title of                Value       Shares/ Sh/  Put/  Investment  Investment  Other            Voting
         Name of Issuer    class       CUSIP     (x$1000)     Prn Amt Prn  Call  Discretion  Discretion Managers         Authority
         --------------    -----       -----     --------     -----------  ----  ----------  -------------------         ---------
                                                                                   SOLE       SHARED            SOLE     SHARED NONE
UnumProvident Corp          COM       91529Y106   19,374   1,311,720   SH       1,182,248     129,472    NO  1,182,248   129,472
Bally Total Fitness Hldgs
  Corp                      COM       05873K108   15,926   1,841,200   SH       1,661,035     180,165    NO  1,661,035   180,165
Aetna Inc New               COM       00817Y108   15,587     255,399   SH         231,823      23,576    NO    231,823    23,576
Sears, Roebuck & Co.        COM       812387108   11,807     270,000   SH         243,349      26,651    NO    243,349    26,651
Readers Digest Assn Inc     COM       755267101   11,800     843,487   SH         760,232      83,255    NO    760,232    83,255
CIT Group Inc.              COM       125581108    8,916     310,000   SH         279,401      30,599    NO    279,401    30,599
Supervalu Inc               COM       868536103    8,586     359,854   SH         324,336      35,518    NO    324,336    35,518
Bearingpoint Inc            COM       074002106    8,092   1,013,974   SH         913,891     100,083    NO    913,891   100,083
Dana Corp.                  COM       235811106    7,272     471,300   SH         424,780      46,520    NO    424,780    46,520
Allmerica Finl Corp         COM       019754100    7,156     300,562   SH         270,896      29,666    NO    270,896    29,666
Georgia Pac Corp            COM       373298108    7,033     290,156   SH         261,516      28,640    NO    261,516    28,640
Providian Finl Corp         COM       74406A102    6,867     582,461   SH         524,970      57,491    NO    524,970    57,491
Halliburton Co.             COM       406216101    6,560     270,536   SH         245,300      25,236    NO    245,300    25,236
Pep Boys Manny Moe & Jack   COM       713278109    6,550     428,100   SH         385,845      42,255    NO    385,845    42,255
AT&T Corp                   COM NEW   001957505    6,438     298,735   SH         269,249      29,486    NO    269,249    29,486
Grey Global Group Inc.      COM       39787M108    6,378       8,380   SH           7,618         762    NO      7,618       762
Packaging Corp Amer         COM       695156109    6,237     321,158   SH         291,511      29,647    NO    291,511    29,647
Accenture Ltd Bermuda       CL A      G1150G111    5,641     252,500   SH         227,578      24,922    NO    227,578    24,922
ValueVision Media Inc       CL A      92047K107    5,385     339,560   SH         306,044      33,516    NO    306,044    33,516
Cigna Corp.                 COM       125509109    5,264     117,896   SH         106,936      10,960    NO    106,936    10,960
Countrywide Financial Corp  COM       222372104    5,190      66,297   SH          60,177       6,120    NO     60,177     6,120
Liberty Media Corp New      COM SER A 530718105    4,985     500,000   SH         450,647      49,353    NO    450,647    49,353
Fidelity Natl Finl Inc      COM       316326107    4,674     155,500   SH         140,152      15,348    NO    140,152    15,348
Hollinger Intl Inc          CL A      435569108    4,636     375,400   SH         340,745      34,655    NO    340,745    34,655
Wabash Natl Corp            COM       929566107    4,275     268,000   SH         241,546      26,454    NO    241,546    26,454
Conseco Inc                 COM NEW   208464883    4,257     235,730   SH         235,730           0    NO    235,730         0
Anadarko Pete Corp          COM       032511107    4,176     100,000   SH          90,130       9,870    NO     90,130     9,870
Janus Cap Group Inc         COM       47102X105    3,720     266,269   SH         239,990      26,279    NO    239,990    26,279
Cole National Corp New      CL A      193290103    3,369     270,384   SH         243,696      26,688    NO    243,696    26,688
Performance Food Group Co.  COM       713755106    3,026      74,300   SH          72,068       2,232    NO     72,068     2,232
Nextwave Telecom B          COM       65332M103    2,890     889,213   SH         806,999      82,214    NO    806,999    82,214
Surgutneftegaz              COM       868861204    2,809     124,000   SH         111,762      12,238    NO    111,762    12,238
Winnebago Inds Inc          COM       974637100    2,324      52,121   SH          48,008       4,113    NO     48,008     4,113
Sirius Satellite Radio Inc  COM       82966U103    2,275   1,250,000   SH       1,126,620     123,380    NO  1,126,620   123,380
Coinstar Inc                COM       19259P300    2,198     163,290   SH         151,676      11,614    NO    151,676    11,614
Citadel Broadcasting Corp   COM       17285T106    1,976     100,000   SH          90,130       9,870    NO     90,130     9,870
McDermott Intl Inc          COM       580037109    1,873     328,000   SH         295,624      32,376    NO    295,624    32,376
Radio Unica Communications
  Corp                      COM       75040Q106    1,787   1,985,907   SH       1,836,467     149,440    NO  1,836,467   149,440
Laser Mortgage Mgt., Inc.   COM       51806D100      720     923,300   SH         886,476      36,824    NO    886,476    36,824
Cytogen Corp                COM NEW   232824300      364      34,000   SH          30,644       3,356    NO     30,644     3,356
US Treasury 3.25% 8/15/08             912828BG4   15,309  15,000,000           13,520,000   1,480,000    NO 13,520,000 1,480,000
US Treasury 2.0% 5/15/06              912828AY6   10,883  10,810,000           10,237,000     573,000    NO 10,237,000   573,000
US Treasury 3.125% 9/15/08            912828BK5   10,136  10,000,000            9,013,000     987,000    NO  9,013,000   987,000
US Treasury 6.0% 8/15/09              9128275N8    6,368   5,514,000            5,222,000     292,000    NO  5,222,000   292,000
US Treasury 6.5% 10/15/06             912827Z62    4,836   4,271,000            4,045,000     226,000    NO  4,045,000   226,000
US Treasury 2.625% 5/15/08            912828AZ3    3,253   3,262,000            3,089,000     173,000    NO  3,089,000   173,000
                                                 289,178








02740.0001 #442218